Leases (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 2,723
2024	2,275
2025	2,275
2026	2,275
2027 and after	0
Total undiscounted lease payments	9,548
Less: imputed interest	(144)
Present value of lease liabilities	$ 9,404